Summary Of Significant Accounting Policies (Schedule Of Management Fees) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies [Line Items]
Management Fees	$ 3,624,623	$ 2,952,133
Millburn Multi-Markets Trading L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	6,579,624	3,213,117
Millburn Multi-Markets Trading L.P. [Member] | U.S. Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	3,624,623	2,952,133
Millburn Multi-Markets Trading L.P. [Member] | Cayman Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	2,883,089	205,708
Millburn Multi-Markets Trading L.P. [Member] | Other [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	$ 71,912	$ 55,276